Share-Based Compensation - Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense					$ 185,996	$ 45,444
Remaining unrecognized stock-based compensation expense					$ 192,000
Period for recognition of stock-based compensation expense			2 years 1 month 6 days		1 year 10 months 24 days
Options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 105,602	$ 64,052	$ 264,774	$ 146,996	$ 184,599	42,651
Restricted Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense		$ 1,397		$ 778,581	$ 1,397	$ 2,793